Note 16 - Condensed Parent Company Financial Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 26,412	$ 16,475
Other assets	10,283	8,509
Total assets	880,014	830,300
Junior subordinated deferrable interest debentures	12,908	12,874
Other borrowings	58,750	65,443
Other liabilities	6,441	4,803
Total Liabilities	785,233	749,356
Shareholders' equity	94,781	80,944	$ 75,704	$ 72,558
Total liabilities and shareholders’ equity	880,014	830,300
Parent Company [Member]
Cash	879	3,438
Investment in bank subsidiary	114,029	99,134
Other assets	2,419	1,198
Total assets	117,327	103,770
Junior subordinated deferrable interest debentures	12,908	12,874
Other borrowings	8,750	9,750
Other liabilities	888	202
Total Liabilities	22,546	22,826
Shareholders' equity	94,781	80,944
Total liabilities and shareholders’ equity	$ 117,327	$ 103,770